Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 99,818
Balance at end of year	$ 111,383	$ 99,818
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,823.9	1,816.1
Balance at beginning of year	$ 23,066	$ 22,487
Proceeds from shares issued on exercise of stock options, Number of shares	1.8	2.8
Proceeds from shares issued on exercise of stock options, Amount	$ 120	$ 165
Shares issued as a result of dividend reinvestment plan, Number of shares	17.0	5.0
Shares issued as a result of dividend reinvestment plan	$ 1,442	$ 414
Purchase of shares for cancellation and other, Number of Shares	(21.0)
Purchase of shares for cancellation and other, Amount	$ (265)
Ending balance, Number of shares	1,821.7	1,823.9
Balance at end of year	$ 24,363	$ 23,066